UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2013

(Unaudited)

	Shares	Value
Europe Large Cap Stocks - 4.6%
Allianz SE	11,000	$185,130
ArcelorMittal ADR	10,000	157,600
AXA SA	8,700	217,587
Banco Santander SA	15,381	137,045
Muenchener Rueckversicherungs-Gesellschaft AG	7,500	157,125
Royal Dutch Shell PLC	3,600	239,976
Telefonica S.A.	11,000	192,170
Total SA ADR	4,000	244,720

		1,531,353

Europe Market Indexes - 1.1%
SPDR Euro STOXX 50 ETF	3,800	155,002
Vanguard FTSE Europe ETF	2,700	153,306
WisdomTree Europe SmallCap Dividend Fund	1,400	75,082

		383,390

Europe Small Cap Stocks - 0.3%
Navios Maritime Partners LP	7,000	109,410

Global Large Cap Stocks - 3.6%
Cenovus Energy, Inc.	6,800	202,096
LyondellBasell Industries NV	2,000	149,200
Sanofi-Aventis ADR	5,000	267,400
Toronto Dominion Bank	3,500	321,020
TransCanada Corp.	6,000	270,660

		1,210,376

Global Small Cap Stocks - 0.5%
Aircastle Ltd.	9,500	179,265

International Large Cap Stocks - 5.1%
Bank of Nova Scotia	4,500	273,465
BCE, Inc.	7,000	304,710
Eni S.p.A. ADR	6,500	330,200
Philip Morris International, Inc.	1,250	111,400
Sasol Ltd. ADR	5,000	255,100
SeaDrill Ltd.	9,000	419,580

		1,694,455

International Market Indexes - 2.2%
iShares Dow Jones EPAC Select Dividend ETF	7,000	266,070
iShares Emerging Markets Dividend ETF	3,000	155,130
iShares MSCI Australia ETF	12,000	320,040

		741,240

International Mid Cap Stocks - 1.2%
PartnerRe Ltd.	4,000	400,840

International Small Cap Stocks - 1.1%
Fly Leasing Ltd.	12,700	182,880
Maiden Holdings, Ltd.	17,000	186,150

		369,030

Japan Large Cap Stocks - 0.6%
NTT DOCOMO, Inc. ADR	12,000	190,440

Latin America Large Cap Stocks - 1.4%
Ecopetrol SA ADR	6,000	284,160
Empresa Nacional de Electricidad SA ADR	4,300	193,930

		478,090

Pacific/Asia Large Cap Stocks - 1.6%
China Petroleum & Chemical Corporation	2,860	229,858
PetroChina Company Limited	1,200	135,924
Westpac Banking Corporation	5,300	173,045

		538,827

Pacific/Asia Market Indexes - 2.7%
iShares Asia/Pacific Dividend ETF	4,300	244,756
iShares MSCI Pacific ex-Japan ETF	6,500	323,180
iShares MSCI Singapore ETF	23,000	317,630

		885,566

Scandinavia Large Cap Stocks - 0.6%
Statoil ASA ADR	9,000	212,670

Structured Notes - 1.5%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$305,000	305,000
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	204,250

		509,250

United Kingdom Large Cap Stocks - 5.6%
Astrazeneca PLC ADR	4,000	211,440
Aviva plc ADR	26,000	375,440
BT Group plc	4,000	242,520
Diageo Plc ADR	1,400	178,626
Ensco PLC	5,000	288,250
Imperial Tobacco Group plc	2,100	157,479
National Grid PLC ADR	2,000	125,860
Tesco plc	7,300	129,349
Vodafone Group PLC	4,600	169,372

		1,878,336

U.S. Large Cap Stocks - 30.5%
Air Products and Chemicals, Inc.	1,900	207,119
Altria Group, Inc.	8,500	316,455
American Electric Power Company, Inc.	2,800	131,152
A T & T, Inc.	7,600	275,120
Baxter International, Inc.	4,000	263,480
BB&T Corporation	5,000	169,850
Blackrock, Inc.	750	225,608
Bristol-Myers Squibb Company	6,500	341,380
Chevron Corp.	2,300	275,908
Coca Cola Co.	8,000	316,560
ConAgra Foods, Inc.	6,500	206,765
Dominion Resources, Inc.	2,400	153,000
Dow Chemical Company	9,000	355,230
DTE Energy Co.	2,000	138,280
Duke Energy Corporation	2,100	150,633
E. I. du Pont de Nemours and Company	3,600	220,320
Eli Lilly & Co.	6,000	298,920
Enterprise Products Partners L.P.	3,000	189,840
Exelon Corporation	4,400	125,576
Freeport-McMoRan Copper & Gold, Inc.	5,100	187,476
General Dynamics Corporation	2,800	242,564
General Electric Company	6,000	156,840
General Mills, Inc.	6,000	302,520
JPMorgan Chase & Co.	7,000	360,780

Kellogg Corporation	3,000	189,750
Kimberly-Clark Corporation	2,500	270,000
Kraft Foods Group, Inc.	2,300	125,074
Lockheed Martin Corporation	3,100	413,354
M & T Bank Corp.	2,500	281,325
McDonald’s Corp.	3,000	289,560
Merck & Co., Inc.	7,000	315,630
Microsoft Corporation	4,700	166,145
NextEra Energy, Inc.	1,600	135,600
Norfolk Southern Corp.	4,000	344,080
Nucor Corporation	4,100	212,257
Omnicom Group, Inc.	2,500	170,275
Paychex, Inc.	8,000	338,080
Pfizer, Inc.	4,400	134,992
Procter & Gamble Co.	3,000	242,250
Reynolds American, Inc.	6,500	333,905
Sysco Corporation	9,500	307,230
Verizon Communications, Inc.	2,800	141,428
Williams Companies, Inc.	5,500	196,405

		10,218,716

U.S. Micro Cap Stocks - 4.9%
Calamos Asset Management, Inc.	12,000	117,840
Flushing Financial Corporation	11,000	220,990
Full Circle Capital Corporation	26,000	205,660
Medallion Financial Corp.	13,000	197,340
Monroe Capital Corporation	13,000	167,180
OceanFirst Financial Corp.	20,000	351,800
OFS Capital Corporation	10,800	128,628
State Auto Financial Corp.	13,000	247,000

		1,636,438

U.S. Mid Cap Stocks - 11.3%
AGL Resources, Inc.	5,500	263,230
Ares Capital Corp.	17,000	295,290
Broadridge Financial Solutions, Inc.	15,000	527,400
Cleco Corporation	3,500	162,190
CMS Energy Corporation	6,500	178,490
Corrections Corporation of America	7,500	277,500
Erie Indemnity Co.	3,500	251,370
GEO Group, Inc.	8,500	299,795
IAC/InterActiveCorp	3,400	181,526
Maxim Integrated Products, Inc.	7,500	222,750
Microchip Technology, Inc.	4,300	184,728
Pinnacle West Capital Corp.	2,700	151,281
Rayonier, Inc.	4,500	211,590
SCANA Corp.	3,000	139,890
Six Flags Entertainment Corporation	4,500	169,245
Sonoco Products Co.	6,600	268,224

		3,784,499

U.S. REIT’s - 6.6%
Agree Realty Corp.	5,000	157,850
Associated Estates Realty Corporation	9,000	138,060
Capstead Mortgage Corp.	14,000	165,620
Cherry Hill Mortgage Investment Corp.	6,500	116,675
Colony Financial, Inc.	9,000	182,070
Government Properties Income Trust	8,400	205,380
Home Properties, Inc.	4,000	241,240
PennyMac Mortgage Investment Trust	6,000	138,420

Physicians Realty Trust	10,000	125,600
Preferred Apartment Communities, Inc.	9,000	74,520
Redwood Trust, Inc.	7,000	122,640
Spirit Realty Capital, Inc.	33,143	346,676
Summit Hotel Properties, Inc.	23,000	211,370

		2,226,121

U.S. Small Cap Stocks - 10.0%
Computer Programs and Systems, Inc.	3,000	171,120
Healthcare Services Group, Inc.	7,700	210,903
HNI Corporation	8,000	310,800
Horace Mann Educators Corporation	11,000	304,700
Intersil Corporation	18,200	203,112
Knoll, Inc.	8,600	141,212
Laclede Group, Inc.	6,500	305,955
Landauer, Inc.	2,800	135,520
MDC Partners, Inc.	10,500	323,715
Meridian Bioscience, Inc.	7,000	173,040
Northwest Bancshares, Inc.	20,000	279,800
Speedway Motorsports, Inc.	21,000	383,460
Suburban Propane Partners, L.P.	4,700	224,096
Vanguard Natural Resources, LLC	6,700	188,672

		3,356,105

Money Market Funds - 2.9%
Fidelity Institutional Money Market Portfolio	955,506	955,506

TOTAL INVESTMENTS - 99.9% (cost $27,073,900)		33,489,923
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		11,768

Net Assets - 100.0%		$33,501,691

Cost for federal income tax purposes $27,070,890.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$6,629,985
Excess of tax cost over value	210,952

Net Appreciation	$6,419,033

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2013

(Unaudited)

	Shares	Value
Emerging Markets Growth - 1.7%
iShares MSCI Emerging Markets Growth ETF	5,000	$286,500
iShares MSCI Emerging Markets ETF	7,000	297,220
iShares MSCI Turkey ETF	4,400	254,012
Market Vectors Vietnam ETF	9,800	186,004

		1,023,736

Europe Large Cap Stocks - 6.6%
Amadeus IT Holding SA	6,100	225,700
ASML Holding N.V.	2,464	233,193
Assa Abloy AB	9,100	225,316
BLDRS Europe 100 ADR Index Fund	9,300	225,897
GEA Group AG	4,700	205,719
Givaudan SA	7,100	202,066
L’Oreal SA	7,000	239,890
LVMH Moet Hennessey Louis Vuitton SA	6,200	239,010
Nestle SA ADR	2,900	209,989
Pearson plc	9,800	205,800
Publicis Groupe SA	10,500	219,345
Reed Elsevier NV	5,500	221,375
Roche Holding, Ltd. ADR	3,000	208,020
Safran SA	3,500	224,490
Shire plc	1,800	239,580
Swatch Group AG	6,500	208,000
Syngenta AG ADS	3,000	242,250
Tenaris SA ADR	4,000	187,240

		3,962,880

Europe Market Indexes - 0.3%
Vanguard FTSE Europe ETF	3,000	170,340

Europe Mid Cap Stocks - 1.7%
CGG*	7,900	173,405
Core Laboratories N.V.	1,800	336,996
Sensata Technologies Holdings N.V.*	6,500	244,595
Stora Enso Oyj	28,000	259,840

		1,014,836

Global Large Cap Stocks - 2.8%
Accenture plc	3,600	264,600
Aon plc	3,400	268,906
Grifols S.A. ADR	6,600	199,056
iShares MSCI Kokusai ETF	4,600	234,830
Lululemon Athletica, Inc.*	3,500	241,675
Luxottica Group S.p.A.	3,600	193,932
SAP AG ADS	3,400	266,390

		1,669,389

Global Market Indexes - 0.9%
Vanguard FTSE All World ex-U.S. Small-Cap ETF	2,000	205,780
Vanguard Total World Stock ETF	5,500	316,855

		522,635

Global Mid Cap Stocks - 0.9%
Allied World Assurance Comapny Holdings Ltd.	2,000	216,580
Signet Jewelers Ltd.	3,900	291,174

		507,754

Global Small Cap Stocks - 0.4%
Aircastle Ltd.	14,000	264,180

International Large Cap Stocks - 4.3%
Agrium, Inc.	2,500	213,300
Brookfield Asset Management, Inc.	6,000	237,480
Elan Corporation plc ADR*	13,000	216,580
Essilor International SA	3,800	204,212
Hutchison Whampoa Limited	9,800	242,942
Novozymes A/S	5,700	222,357
Valeant Pharmaceuticals International, Inc.*	3,600	380,592
Wilmar International Ltd.	7,500	208,425
Wipro Limited	27,000	299,700
Yandex NV*	9,900	364,914

		2,590,502

International Market Indexes - 1.4%
iShares MSCI EAFE Growth ETF	2,500	174,725
iShares MSCI EAFE Small Cap ETF	5,500	274,780
Schwab Emerging Markets Equity ETF	7,800	199,368
Schwab International Equity ETF	6,300	197,505

		846,378

International Mid Cap Stocks - 1.6%
Aspen Insurance Holdings Ltd.	6,700	261,367
Bruker Corporation*	10,800	220,860
Lazard Ltd.	6,500	251,225
Sirona Dental Systems, Inc.*	2,800	202,300

		935,752

International Small Cap Stocks - 1.6%
Cielo SA	7,440	228,482
Himax Technologies, Inc.	32,500	314,925
Schweitzer-Mauduit International, Inc.	4,000	247,520
Tangoe, Inc.*	8,000	152,800

		943,727

Japan Large Cap Stocks - 0.4%
Secom Co. Ltd.	16,000	240,960

Japan Small Cap Stocks - 0.4%
iShares MSCI Japan Small Cap ETF	4,500	247,455

Latin America Large Cap Stocks - 2.2%
BanColombia SA ADR	3,100	174,003
Banco Santander - Chile ADR	6,493	159,468
Brasil Foods SA	11,100	260,073
Enersis SA ADR	12,000	198,000
Fomento Economico Mexicano S.A.B. de C.V. ADR	2,700	251,910
Grupo Televisa SA ADR	9,500	289,180

		1,332,634

Latin America Market Indexes - 0.4%
iShares Latin American 40 ETF	5,500	218,735

Latin America Mid Cap Stocks - 0.8%
Embraer SA ADR	8,400	246,876
Telecom Argentina SA*	11,500	225,055

		471,931

Pacific/Asia Large Cap Stocks - 2.0%
BHP Billiton Ltd. ADR	2,800	197,932
Honda Motor Co. Ltd.	5,400	215,784

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,000	257,740
Tokyo Electron Limited	16,500	229,350
Vanguard MSCI Pacific ETF	5,000	308,600

		1,209,406

Pacific/Asia Market Indexes - 1.3%
BLDRS Emerging Markets 50 ADR Index Fund	4,900	188,356
Guggenheim China All-Cap ETF	7,600	203,384
iShares MSCI Malaysia ETF	10,200	161,772
iShares MSCI Thailand Capped ETF	3,000	235,500

		789,012

Pacific/Asia Mid Cap Stocks - 1.1%
NetEase, Inc.	3,900	263,289
Xinyi Glass Holdings Ltd.	11,000	218,790
Yue Yuen Industrial (Holdings) Limited	14,500	198,215

		680,294

Pacific/Asia Small Cap Stocks - 0.4%
Home Inns & Hotels Management, Inc.*	6,000	209,040

Scandinavia Large Cap Stocks - 0.3%
Novo Nordisk A/S ADR	1,000	166,670

Scandinavia Mid Cap Stocks - 0.5%
Autoliv, Inc.	3,500	312,305

United Kingdom Large Cap Stocks - 1.6%
ACE Limited	2,500	238,600
Eaton Corporation plc	3,200	225,792
GlaxoSmithKline PLC ADR	4,700	247,361
Ingersoll-Rand plc	3,400	229,602

		941,355

United Kingdom Mid Cap Stocks - 0.4%
Cairn Energy PLC*	24,000	215,520

United Kingdom Small Cap Stocks - 0.4%
ICON PLC*	5,200	210,288

U.S. Large Cap Stocks - 17.0%
Allergan, Inc.	2,000	181,220
Amazon.com, Inc.	700	254,821
Apple, Inc.	500	261,175
Automatic Data Processing, Inc.	3,500	262,395
AutoZone, Inc.*	600	260,814
Beam, Inc.	3,000	201,900
CarMax, Inc.*	4,400	206,756
Celgene Corporation*	1,500	222,735
CF Industries Holdings, Inc.	1,200	258,720
Danaher Corporation	3,100	223,479
eBay, Inc.*	3,500	184,485
EOG Resources, Inc.	1,400	249,760
Facebook, Inc.*	6,600	331,716
Fluor Corporation	2,900	215,238
FMC Technologies, Inc.*	4,700	237,585
Gilead Sciences, Inc.*	3,600	255,564
Google, Inc.*	250	257,645
Intel Corporation	8,400	205,212
Laboratory Corporation of America Holdings, Inc.*	2,500	252,250
Liberty Global plc Class A*	3,300	258,621
Liberty Global plc Series C*	3,400	254,524
Liberty Interactive Corporation*	8,000	215,680
Liberty Media Corporation*	1,600	244,656
Liberty Ventures Series A*	3,400	365,058

Lowe’s Companies, Inc.	6,000	298,680
Moody’s Corp.	2,500	176,650
NetApp, Inc.	6,000	232,860
Nike, Inc. Class B	4,000	303,040
Oracle Corp.	7,700	257,950
O’Reilly Automotive, Inc.*	1,500	185,715
PPG Industries, Inc.	1,800	328,644
Precision Castparts Corp.	1,150	291,468
Praxair, Inc.	2,000	249,420
QUALCOMM, Inc.	3,500	243,145
Salesforce.com Inc.*	6,000	320,160
Starz - Liberty Capital*	10,200	307,530
Stifel Financial Corp.*	5,000	204,750
TripAdvisor, Inc.*	3,900	322,569
Verisk Analytics, Inc.*	4,700	322,044
Vertex Pharmaceuticals, Inc.*	2,900	206,886

		10,113,520

U.S. Micro Cap Stocks - 7.2%
American Public Education, Inc.*	6,700	268,201
ATMI, Inc.*	10,300	281,602
Bazaarvoice, Inc.*	20,500	192,290
City Holding Company	4,500	204,750
Columbus McKinnon Corporation*	12,200	317,322
DXP Enterprises, Inc.*	2,900	266,510
EnerNOC, Inc.*	11,500	191,245
Envestnet, Inc.*	9,400	341,220
Multimedia Games Holding Company*	7,000	227,570
Myers Industries, Inc.	10,700	190,674
Omnicell, Inc.*	11,000	253,770
Park-Ohio Holdings Corp.*	7,300	302,293
PDF Solutions, Inc.*	16,500	379,005
TriMas Corporation*	5,700	215,802
UFP Technologies, Inc.*	10,000	230,500
U.S. Ecology, Inc.	6,500	231,075
Zix Corporation*	54,000	220,320

	206,700	4,314,149

U.S. Mid Cap Stocks - 19.8%
Alliance Data Systems Corporation*	1,300	308,178
Amdocs Ltd.	7,000	269,150
Assurant, Inc.	5,000	292,400
B/E Aerospace, Inc.*	3,600	292,176
Bio-Rad Laboratories, Inc.*	2,500	308,800
Chicago Bridge & Iron Company N.V.	4,200	311,178
Colfax Corporation*	4,100	229,436
Copart, Inc.*	7,000	225,610
CoStar Group, Inc.*	1,800	318,582
Cree, Inc.*	3,900	236,925
Donaldson Company, Inc.	4,500	178,245
Factset Research Systems, Inc.	2,000	217,880
Five Below, Inc.*	5,100	246,126
Flowserve Corp.	4,400	305,668
FMC Corp.	3,000	218,280
Genesee & Wyoming, Inc.*	2,200	219,648
GEO Group, Inc.	6,900	243,363
GNC Holdings, Inc. Class A	4,000	235,280
Grand Canyon Education, Inc.*	5,600	264,712
Harris Corp.	3,600	223,056
Hertz Global Holdings, Inc.*	10,200	234,192

Hexcel Corp.*	8,000	338,480
Hittite Microwave Corporation*	4,000	255,560
IDEX Corporation	4,500	311,175
IPG Photonics Corporation	4,200	278,334
Landstar Systems, Inc.	4,300	237,747
Markel Corp.*	400	211,868
Mednax Services, Inc.*	3,000	327,060
NewMarket Corp.	800	249,088
Nordson Corporation	3,500	252,315
NPS Pharmaceuticals, Inc.*	8,300	238,874
Oasis Petroleum, Inc.*	4,800	255,600
Panera Bread Co.*	1,600	252,672
PTC, Inc.*	8,000	221,760
ResMed, Inc.	3,100	160,394
Rockwood Holdings, Inc.	3,800	240,350
Steel Dynamics, Inc.	15,000	269,550
Teledyne Technologies, Inc.*	3,000	266,460
Tractor Supply Company	4,000	285,400
Toro Company	4,500	265,230
Towers Watson & Co.	3,100	355,911
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,400	309,240
Wabtec Corp.	5,000	325,950
Waste Connnections, Inc.	6,000	256,440
Wolverine World Wide, Inc.	4,200	242,508

		11,786,851

U.S. Small Cap Stocks - 18.8%
Aaron’s, Inc.	8,000	226,960
ADTRAN, Inc.	9,800	230,104
Akorn, Inc.*	12,700	259,588
Biglari Holdings, Inc.*	480	209,290
CACI International, Inc. Class A*	3,100	223,138
CalAmp Corporation*	10,000	235,300
Centene Corporation*	4,100	230,256
CIRCOR International, Inc.	4,500	331,965
CoreLogic, Inc.*	9,000	299,430
Darling International, Inc.*	9,100	211,757
Emulex Corporation*	39,000	293,670
Financial Engines, Inc.*	4,800	268,176
Flowers Foods, Inc.	10,800	273,672
Hanger, Inc.*	7,300	267,910
H.B. Fuller Company	5,200	248,924
HMS Holdings Corporation*	11,900	251,447
Iconix Brand Group, Inc.*	7,500	270,675
Interactive Brokers Group, Inc.	10,000	206,300
Inter Parfums, Inc.	8,400	295,344
Interval Leisure Group, Inc.	8,000	194,160
Lindsay Corporation	3,100	235,631
Littlefuse, Inc.	3,700	314,611
Live Nation Entertainment, Inc.*	17,300	336,312
Mentor Graphics Corp.	10,400	229,632
Middleby Corporation*	1,500	341,475
Mobile Mini, Inc.*	8,100	292,572
Mueller Industries, Inc.	4,600	277,334
NIC, Inc.*	10,900	268,358
Outerwall, Inc.*	4,000	259,920
Parexel International Corp.*	5,200	237,692
PHH Corporation*	9,000	216,450
PriceSmart, Inc.	2,500	284,475

Prothena Corporation plc*	14,100	338,964
Simpson Manufacturing Co., Inc.	7,100	251,695
SodaStream International, Ltd.*	3,500	187,145
Stratasys Ltd.*	2,600	294,398
Thor Industries, Inc.	5,000	290,050
TrueBlue, Inc.*	9,400	232,180
UMB Financial Corporation	4,600	271,032
Umpqua Holdings Corporation	15,500	253,735
VCA Antech, Inc.*	9,000	256,050
WageWorks, Inc.*	4,900	250,929
Zebra Technologies Corporation*	5,100	246,381

		11,195,087

Money Market Funds - 1.9%
Fidelity Institutional Money Market Portfolio	999,296	1,141,537

TOTAL INVESTMENTS - 101.1% (cost $42,940,494)		60,248,858
LIABILITIES IN EXCESS OF OTHER ASSETS - 1.1%		(662,724)

Net Assets - 100.0%		$59,586,134

Cost for federal income tax purposes $42,940,494.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$17,603,202
Excess of tax cost over value	294,838

Net Appreciation	$17,308,364

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2013

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 4.0%
Aeropuertos Dominicanos Siglo XXI, 9.25%, due 11/13/2019	$4,000,000	$3,980,000
AES Andres/Itabo Dominicana Ltd., 9.5%, due 11/12/2020	$500,000	$535,000
Arcelormittal, 8.75%, due 3/29/2049	$1,650,000	1,770,615
Automotores Gildemeister SA, 8.25%, due 5/24/2021	$3,000,000	2,775,000
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$6,000,000	6,155,400
Koninklijke KPN NV, 7%, due 3/28/2073	$1,000,000	1,037,000
Minerva Luxembourg SA, 7.75%, due 1/31/2013	$2,000,000	1,945,000
OAS Financial Ltd., 8.875%, due 4/29/2049	$3,500,000	3,237,500
Petroleos de Venezuela S.A., 4.9%, due 10/28/2014	$2,500,000	2,356,250
Virgilino de Oliveira Finance Ltd., 11.75%, due 2/9/2022	$3,000,000	2,430,000

		26,221,765

Europe Large Cap Stocks - 0.3%
Royal Dutch Shell PLC	7,400	493,284
Total SA ADR	20,000	1,223,600

		1,716,884

Global Corporate Bonds - 3.6%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$1,000,000	959,464
AngloGold Ashanti Holdings PLC, 8.5%, due 7/30/2013	$2,000,000	2,150,000
CHC Helicopter S.A., 9.25%, due 10/15/2020	$3,500,000	3,797,500
Helios Multi-Sector High Income Fund, Inc.	73,300	437,601
Managed High Yield Plus Fund, Inc.	259,000	530,950
SPDR Barclays Capital Short Term High Yield Bond ETF	398,500	12,297,710
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$3,000,000	3,007,500
Western Asset Managed High Income Fund, Inc.	63,700	366,912

		23,547,637

Global Large Cap Stocks - 0.3%
Invesco Holding Co. Ltd.	16,000	540,000
LyondellBasell Industries NV	7,400	552,040
Royal Bank of Canada	10,000	671,800

		1,763,840

Global Mid Cap Stocks - 0.3%
Garmin Ltd.	14,000	654,500
Validus Holdings Ltd.	30,000	1,184,400

		1,838,900

Global Small Cap Stocks - 0.6%
Ship Finance International Ltd.	240,000	3,972,000

International Corporate Bonds - 1.2%
BC Luxco 1 SA, 7.375%, due 1/29/2020	$3,500,000	3,377,500
ILFC E-Capital Trust II, 6.25%, due 12/21/2065	$4,000,000	3,740,000
Natixis, 10%, due 4/29/2049	$275,000	314,875
Seaspan Corporation 7.95% Preferred Series D	20,000	504,600

		7,936,975

International Debt - 0.3%
Aberdeen Asia-Pacific Income Fund, Inc.	323,000	2,080,120

International Large Cap Stocks - 0.8%
Eni S.p.A. ADR	22,000	1,117,600
Philip Morris International, Inc.	11,000	980,320
SeaDrill Ltd.	74,000	3,449,880

		5,547,800

International Mid Cap Stocks - 0.2%
Lazard Ltd.	30,500	1,178,825

International Small Cap Stocks - 0.3%
Fly Leasing Ltd.	150,000	2,160,000

Structured Notes - 10.1%
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 9/28/2018	$2,000,000	1,994,600
Credit Suisse AG Contingent Coupon Callable Yield Notes, Variable Rate, due 10/15/2018	$4,060,000	4,060,000
Credit Suisse AG Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	4,016,000
Credit Suisse AG Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$4,000,000	3,707,600
Credit Suisse AG S&P 500 and Russell 2000 Index-Linked Medium-Term Notes, Variable Rate, due 6/12/2023	$6,000,000	5,574,000
Credit Suisse AG S&P 500, Russell 2000, and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 8/29/2017	$6,000,000	6,125,400
Goldman Sachs Group, Inc. Autocallable Monthly Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$1,000,000	1,021,680
Goldman Sachs Group, Inc. Autocallable Quarterly S&P 500 and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$4,900,000	4,931,654
Goldman Sachs Group, Inc. Callable Monthly Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 4/26/2023	$3,000,000	2,959,620
Goldman Sachs Group, Inc. Callable Monthly Russell 2000 Index-Linked Accrual Range Notes, Variable Rate, due 5/29/2023	$2,000,000	1,967,640
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$4,000,000	4,085,000
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$4,800,000	4,725,120
Morgan Stanley Contingent Income Buffered Securities, Variable Rate, due 5/30/2028	$2,000,000	2,076,300
Morgan Stanley Contingent Income Securities, Russell 2000 Index and Euro STOXX 50 Index,Variable Rate, due 6/28/2028	$3,000,000	3,233,850
Morgan Stanley Contingent Income Securities, S&P 500 Index and Russell 2000 Index, Variable Rate, due 6/28/2028	$6,000,000	6,375,600
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$1,000,000	1,109,950
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 9/28/2018	$2,764,000	3,164,642
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$2,500,000	2,686,375
Morgan Stanley Leveraged CMS Curve and S&P 500 Index Linked Securities, Variable Rate, due 8/30/2028	$3,000,000	3,003,750

		66,818,781

United Kingdom Large Cap Stocks - 0.7%
BP plc	23,600	1,097,400
HSBC Holdings plc	30,000	1,651,200
Vodafone Group PLC	51,200	1,885,184

		4,633,784

U.S. Corporate Bonds - 30.5%
AdvisorShares Peritus High Yield ETF	379,500	19,760,565
Affiliated Managers Group, Inc., 6.375% Preferred	25,000	583,250
A G Mortgage Investment Trust, Inc., 8.25% Preferred Series A	40,000	920,400
A G Mortgage Investment Trust, Inc., 8% Preferred Series B	30,000	672,000
Alpha Natural Resources, Inc., 9.75%, due 4/15/2018	$1,000,000	1,035,000
Alpha Natural Resources, Inc., 6%, due 6/1/2019	$1,000,000	865,000
American Media, Inc., 11.5%, due 12/15/2017	$1,200,000	1,287,000
Apollo Investment Corp. 6.625% Preferred	30,000	649,500
Apollo Investment Corp. 6.875% Preferred	27,000	579,420

Arbor Realty Trust, Inc. 8.25% Preferred Series A	40,000	1,007,200
Arch Coal, Inc., 8.75%, due 8/1/2016	$2,000,000	2,010,000
Ares Capital Corporation, 5.875% Senior Notes, due 10/1/2022	40,000	1,001,200
Arlington Asset Investment Corp., 6.625% Senior Notes, due 5/1/2023	228,900	5,004,899
Caesar’s Entertainment Operating Co., Inc., 11.25%, due 6/1/2017	$1,500,000	1,500,000
Cantor Fitzgerald LP, 7.875%, due 10/19/2019	$300,000	316,420
Central Garden & Pet Company, 8.25%, due 3/1/2018	$1,000,000	1,012,500
Clear Channel Communications, Inc., 9%, due 3/1/2021	$2,000,000	2,025,000
Cooper Tire and Rubber Company, 8%, due 12/15/2019	$3,000,000	3,097,500
Cumulus Media Holdings, Inc., 7.75%, due 5/1/2019	$3,000,000	3,180,000
CYS Investments, Inc. 7.75% Preferred Series A	40,000	898,000
Discover Financial Services 6.5% Preferred Series B	30,000	717,600
DynCorp International, Inc., 10.375%, due 7/1/2017	$4,450,000	4,705,875
EarthLink, Inc., 7.375%, due 6/1/2020	$2,300,000	2,294,250
Erickson Air-Crane, Inc., 8.25%, due 5/1/2020	$4,201,000	4,400,548
EV Energy Partners, L.P., 8%, due 4/15/2019	$5,050,000	5,075,250
EverBank Financial Corp. 6.75% Preferred Series A	20,000	439,000
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	53,520	1,288,226
Fifth Street Finance Corp., 6.125% Senior Notes, due 4/30/2028	160,000	3,670,400
First Data Corporation, 11.25%, due 1/15/2021	$1,000,000	1,103,750
First Data Corporation, 12.625%, due 1/15/2021	$10,000,000	11,587,500
Forbes Energy Services Ltd., 9%, due 6/15/2019	$1,886,000	1,914,290
Forest Oil Corporation, 7.25%, due 6/15/2019	$2,000,000	2,030,000
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	120,000	3,072,000
Gibson Brands, Inc., 8.875%, due 8/1/2018	$4,192,000	4,401,600
GRD Holdings III Corp., 10.75%, due 6/1/2019	$1,000,000	1,090,000
Hercules Technology Growth Capital, Inc., 7% Senior Notes, due 4/30/2019	6,200	157,852
Hercules Technology Growth Capital, Inc., 7% Senior Notes, due 9/30/2019	40,000	1,029,200
Horizon Technology Finance Corp., 7.375% Senior Notes, due 3/15/2019	6,060	157,439
iShares iBoxx $ High Yield Corporate ETF	160,000	14,944,000
J. C. Penney Company, Inc., 5.75%, due 2/15/2018	$300,000	230,250
JMP Group, Inc., 8% Senior Notes, due 1/15/2023	102,500	2,561,475
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	17,800	458,350
Kennedy-Wilson Holdings, Inc. 7.75% Preferred	15,075	377,629
Ladenburg Thalmann Financial Services, Inc. 8% Preferred Series A	50,000	1,220,000
Linn Energy, LLC, 6.25%, due 11/1/2019	$4,800,000	4,812,000
Main Street Capital Corp. 6.125% Preferred	196,000	4,645,200
Medley Capital Corp. 6.125% Preferred	196,000	4,547,200
New York Mortgage Trust, Inc. 7.75% Preferred Series B	30,000	612,300
North Atlantic Trading Co., 11.5%, due 7/15/2016	$1,000,000	1,081,250
North Atlantic Trading Co., 11.5%, due 7/15/2016	$2,500,000	2,703,125
NorthStar Realty Finance Corp. 8.875% Preferred Series C	30,000	745,200
NuStar Logistics L.P., 7.625% Subordinated Notes, due 1/15/2043	52,482	1,341,440
Oxford Lane Capital Corp. Preferred Series 2023	60,000	1,412,400
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	64,600	1,545,232
PetroQuest Energy, Inc., 10%, due 9/1/2017	$500,000	517,500
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	199,300	21,139,751
Pittsburgh Glass Works LLC, 8.5%, due 4/15/2016	$100,000	104,940
Pittsburgh Glass Works LLC, 8%, due 11/15/2018	$500,000	511,250
Radiation Therapy Services, Inc., 8.875%, due 1/15/2017	$1,000,000	1,000,000
Regions Financial Corp. 6.375% Preferred Series A	30,000	687,000
Resolute Forest Products, Inc., 5.875%, due 5/15/2023	$2,000,000	1,830,000
Resource Capital Corporation 8.25% Preferred Series B	30,000	685,500
Rockies Express Pipeline LLC, 6.85%, due 7/15/2018	$1,400,000	1,323,000
Rockies Express Pipeline LLC, 5.625%, due 4/15/2020	$2,500,000	2,118,750
Samson Investment Company, 9.75%, due 2/15/2020	$2,000,000	2,170,000
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	220,000	5,528,600
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$3,000,000	2,936,295

Solar Capital Ltd., 6.75% Senior Notes, due 11/15/2042	40,000	870,000
Sotherly Hotels LP, 8% Senior Notes, due 9/30/2018	80,000	1,998,400
SPDR Barclays Capital High Yield Bond ETF	179,000	7,272,770
SunTrust Banks, Inc. 5.875% Preferred Series E	11,990	258,385
Swift Energy Co., 7.875%, due 3/1/2022	$2,000,000	2,015,000
Texas Capital Bancshares, Inc., 6.5% Subordinated Notes, due 9/21/2042	40,000	899,600
Titan International, Inc., 6.875%, due 10/1/2020	$150,000	154,500
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	44,658	1,106,625
United States Steel Corp., 7.5%, due 3/15/2022	$2,200,000	2,321,000
Webster Financial Corp. 6.4% Preferred Series E	20,000	459,200
WhiteHorse Finance, Inc. 6.5% Preferred	134,000	3,321,860

		201,006,611

U.S. Government Bonds & Notes - 0.5%
America First Tax Exempt Investors, L.P.	500,000	3,590,000

U.S. Large Cap Stocks - 5.0%
Altria Group, Inc.	28,300	1,053,609
Arthur J. Gallagher & Co.	22,500	1,067,625
A T & T, Inc.	27,900	1,009,980
BB&T Corporation	29,000	985,130
BCE, Inc.	11,200	487,536
Blackstone Group LP	48,600	1,277,208
Cisco Systems, Inc.	20,300	456,750
CME Group, Inc.	14,600	1,083,466
Dominion Resources, Inc.	20,000	1,275,000
Dow Chemical Company	30,000	1,184,100
E. I. du Pont de Nemours and Company	18,500	1,132,200
General Electric Company	42,000	1,097,880
Hartford Financial Services Group, Inc.	33,000	1,112,100
HollyFrontier Corporation	22,000	1,013,320
Intel Corporation	42,900	1,048,047
Kinder Morgan Energy Partners, L.P.	12,500	1,008,750
Lincoln National Corporation	10,000	454,100
Lockheed Martin Corporation	9,200	1,226,728
Lorillard, Inc.	22,600	1,152,826
Merck & Co., Inc.	21,200	955,908
MetLife, Inc.	45,000	2,128,950
Microsoft Corporation	14,600	516,110
Republic Services, Inc.	15,000	502,050
QUALCOMM, Inc.	8,200	569,654
Reynolds American, Inc.	20,000	1,027,400
Safeway, Inc.	43,200	1,507,680
Texas Instruments, Inc.	27,800	1,169,824
Travelers Companies, Inc.	12,200	1,052,860
Waste Management, Inc.	24,200	1,053,668
Western Union Company	61,000	1,038,220
Williams Companies, Inc.	28,600	1,021,306
Wynn Resorts Limited	7,800	1,296,750

	793,900	32,966,735

U.S. Micro Cap Stocks - 18.7%
Arlington Asset Investment Corp.	340,000	8,387,800
Capitala Finance Corp.	190,000	3,581,500
Ellington Financial LLC	340,000	7,752,000
Fidus Investment Corp.	349,100	7,090,221
Fifth Street Senior Floating Rate Corp.	190,548	2,616,224
Full Circle Capital Corp.	202,000	1,597,820
Garrison Capital, Inc.	350,025	5,155,868
Golub Capital BDC, Inc.	230,000	4,048,000

Harvest Capital Credit Corporation	132,323	1,974,259
Home Loan Servicing Solutions, Ltd.	183,000	4,320,630
Horizon Technology Finance Corporation	288,000	3,882,240
Kohlberg Capital Corporation	473,000	3,987,390
Landauer, Inc.	10,000	484,000
MCG Capital Corp	1,350,000	6,358,500
Medley Capital Corp.	463,500	6,461,190
Monroe Capital Corporation	280,000	3,600,800
New Mountain Finance Corporation	317,000	4,495,060
NGP Capital Resources Company	183,393	1,364,444
PennantPark Floating Rate Capital Ltd.	250,000	3,322,500
PennantPark Investment Corp.	512,000	5,765,120
Stellus Capital Investment Corp.	143,900	2,135,476
Student Transportation, Inc.	480,000	3,028,800
TCP Capital Corp.	632,457	10,543,058
THL Credit, Inc.	600,000	9,750,000
TICC Capital Corp.	437,000	4,370,000
WhiteHorse Finance, Inc.	450,000	6,934,500

		123,007,400

U.S. Mid Cap Stocks - 2.4%
Ares Capital Corporation	688,000	11,950,560
Federated Investors, Inc.	17,000	461,040
Maxim Integrated Products, Inc.	53,000	1,574,100
Old Republic International Corporation	73,500	1,234,065
Terra Nitrogen Company, L.P.	2,300	469,959

		15,689,724

U.S. REIT’s - 6.9%
A G Mortgage Investment Trust, Inc.	250,000	4,085,000
Apollo Commercial Real Estate Finance, Inc.	50,000	805,500
Chimera Investment Corporation	1,950,000	5,908,500
Dynex Capital, Inc.	90,000	777,600
Five Oaks Investment Corp.	85,000	1,009,800
Newcastle Investment Corporation	350,000	2,009,000
New Residential Investment Corp.	750,000	4,957,500
NorthStar Realty Finance Corp.	969,000	9,040,770
One Liberty Properties, Inc.	62,077	1,312,308
Physicians Realty Trust	90,000	1,130,400
RAIT Financial Trust	100,000	755,000
Resource Capital Corp.	100,000	615,000
Spirit Realty Capital, Inc.	130,000	1,359,800
Starwood Property Trust, Inc.	50,000	1,284,500
Two Harbors Investment Corp.	380,000	3,545,400
ZAIS Financial Corp.	400,000	6,960,000

		45,556,078

U.S. Small Cap Stocks - 12.3%
Apollo Investment Corporation	1,270,000	10,833,100
Atlas Resource Partners LP	150,000	3,049,500
BGC Partners, Inc. Class A	82,000	436,240
BlackRock Kelso Capital Corporation	440,000	4,131,600
BreitBurn Energy Partners L.P.	87,500	1,681,750
Compass Diversified Holdings	606,000	11,623,080
DineEquity, Inc.	13,800	1,132,566
Fifth Street Finance Corp.	1,180,000	12,036,000
Hercules Technology Growth Capital, Inc.	60,000	926,400
Intersil Corporation	123,000	1,372,680
KKR Financial Holdings LLC	400,000	3,964,000
Meridian Bioscience, Inc.	17,000	420,240

Prospect Capital Corporation	900,000	10,206,000
Rose Rock Midstream LP	27,000	943,380
Solar Capital Ltd.	565,500	12,978,225
Solar Senior Capital Ltd.	118,350	2,158,703
Triangle Capital Corporation	55,000	1,636,800
Vanguard Natural Resources, LLC	54,000	1,520,640

		81,050,904

Money Market Funds - 1.4%
Fidelity Institutional Money Market Portfolio	8,536,316	9,559,343

TOTAL INVESTMENTS - 100.4% (cost $645,906,495)		661,844,106
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.4%		(2,377,172)

Net Assets - 100.0%		$659,466,934

Cost for federal income tax purposes $645,943,615.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$34,908,169
Excess of tax cost over value	19,007,678

Net Appreciation	$15,900,491

API CORE INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2013

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 1.1%
Gazprombank OJSC Via GPB Eurobond Finance PLC, 7.875%, due 4/29/2049	$200,000	$205,180

Global Corporate Bonds - 12.0%
AngloGold Ashanti Holdings PLC, 5.375%, due 4/15/2020	$200,000	191,893
CHC Helicopter S.A., 9.25%, due 10/15/2020	$500,000	542,500
Petrobras Global Finance BV, 3% Global Notes, due 1/15/2019	$100,000	95,409
SPDR Barclays Capital Short Term High Yield Bond ETF	28,000	864,080
Trinseo Materials Operating SCA, 8.75%, due 2/1/2019	$500,000	501,250

		2,195,132

International Corporate Bonds - 3.2%
BC Luxco 1 SA, 7.375%, due 1/29/2020	$500,000	482,500
Telecom Italia Capital SA, 7.175%, due 6/18/2019	$100,000	111,493

		593,993

Structured Notes - 8.9%
Barclays Financial LLC S&P 500, Russell 2000, and Euro STOXX 50 Index-Linked Notes, Variable Rate, due 9/14/2015	$100,000	100,030
Credit Suisse AG S&P 500, Russell 2000, and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 8/17/2015	$200,000	198,200
Goldman Sachs Group, Inc. Autocallable Quarterly S&P 500 and Euro STOXX 50 Index-Linked Medium-Term Notes, Variable Rate, due 3/16/2020	$100,000	100,646
JPMorgan Chase Bank, Callable Contingent Interest Notes, Variable Rate, due 8/17/2015	$200,000	200,000
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 1/25/2023	$200,000	204,250
Morgan Stanley Contingent Income Auto-Callable Securities, Variable Rate, due 2/16/2023	$200,000	196,880
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/17/2019	$200,000	221,990
Morgan Stanley Global Medium-Term Notes, Variable Rate, due 10/16/2020	$200,000	214,910
Royal Bank of Canada S&P 500, Russell 2000, and Euro STOXX Index-Linked Callable Yield Notes, 5.25%, due 9/14/2015	$200,000	200,000

		1,636,906

U.S. Corporate Bonds - 69.6%
AdvisorShares Newfleet Multi-Sector Income ETF	7,800	386,178
AdvisorShares Peritus High Yield ETF	18,000	937,260
Alcoa, Inc., 5.72%, due 2/23/2019	$200,000	212,870
American Media, Inc., 11.5%, due 12/15/2017	$300,000	321,750
Arch Coal, Inc., 8.75%, due 8/1/2016	$200,000	201,000
Ares Capital Corp. 5.875% Preferred	12,000	300,360
Arlington Asset Investment Corp. 6.625% Preferred	13,000	284,245
BMC Software, Inc., 7.25%, due 6/1/2018	$150,000	156,000
CenturyLink, Inc., 6.15%, due 9/15/2019	$100,000	106,250
Dell, Inc., 5.65%, due 4/15/2018	$100,000	101,573
DynCorp International, Inc., 10.375%, due 7/1/2017	$300,000	317,250
EarthLink, Inc., 7.375%, due 6/1/2020	$200,000	199,500
EV Energy Partners, L.P., 8%, due 4/15/2019	$400,000	402,000
Expedia, Inc., 5.95%, due 8/15/2020	$100,000	106,291
Fifth Street Finance Corp., 5.875% Senior Notes, due 3/15/2019	18,500	445,295
Forbes Energy Services Ltd., 9%, due 6/15/2019	$300,000	304,500
Forest Oil Corporation, 7.25%, due 6/15/2019	$200,000	203,000
Full Circle Capital Corp., 8.25% Senior Notes, due 6/30/2020	5,000	128,000

Hercules Technology Growth Capital, Inc., 7% Senior Notes due 9/30/2019	12,000	308,760
Horizon Technology Finance Corp. 7.375% Preferred	12,000	311,760
iShares iBoxx $ High Yield Corporate Bond ETF	9,000	840,600
JMP Group, Inc., 8% Senior Notes due 1/15/2023	17,000	424,830
KCAP Financial, Inc., 7.375% Senior Notes, due 9/30/2019	14,000	360,500
Legg Mason, Inc., 6%, due 5/21/2019	$100,000	110,126
Linn Energy, LLC, 6.25%, due 11/1/2019	$500,000	501,250
Main Street Capital Corp. 6.125% Preferred	8,000	189,600
Market Vectors Treasury-Hedged High Yield Bond ETF	27,000	670,680
Medley Capital Corp., 7.125% Senior Notes, due 3/30/2019	8,375	218,588
Medley Capital Corp., 6.125% Senior Notes, due 3/30/2023	10,000	232,000
NuStar Logistics L.P., 6.125% Preferred	8,000	204,480
NuStar Logistics L.P., 4.75%, due 2/1/2022	$100,000	90,750
PennantPark Investment Corp., 6.25% Senior Notes, due 2/1/2025	18,000	430,560
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	7,000	742,490
Saratoga Investment Corp., 7.5% Notes, due 5/31/2020	10,000	251,300
Scottrade Financial Services, Inc., 6.125%, due 7/11/2021	$500,000	489,383
SPDR Barclays Capital High Yield Bond ETF	12,500	507,875
Triangle Capital Corp., 6.375% Senior Notes, due 12/15/2022	16,000	396,480
WhiteHorse Finance, Inc. 6.5% Preferred	16,000	396,640

		12,791,974

Money Market Funds - 4.6%
Fidelity Institutional Money Market Portfolio	844,720	844,720

TOTAL INVESTMENTS - 99.4% (cost $18,244,561)		18,267,905
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		109,691

Net Assets - 100.0%		$18,377,596

Cost for federal income tax purposes $18,244,561.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$238,486
Excess of tax cost over value	215,142

Net Appreciation	$23,344

API VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2013

(Unaudited)

	Shares	Value
Emerging Markets Value - 1.1%
iShares MSCI Emerging Markets Value ETF	2,250	$112,478
iShares India 50 ETF	2,000	46,380
Vanguard FTSE Emerging Markets ETF	3,500	146,545

		305,403

Europe Large Cap Stocks - 6.4%
ABB Limited*	3,000	76,410
AXA SA	4,500	112,545
BASF SE	1,600	166,240
BNP Paribas S.A.	950	35,141
CNH Industrial NV*	10,718	125,722
Ferrovial S.A.	2,100	40,824
Gemalto NV	1,300	73,008
ING Groep N.V.*	13,000	165,360
Intesa Sanpaolo S.p.A.	2,800	41,664
Koninklijke Philips Electronics N.V.	5,500	194,755
Novartis AG	1,700	131,835
Siemens AG	250	32,003
Syngenta AG ADS	950	76,713
UBS AG*	1,400	27,104
Vivendi SA	5,400	136,998
Volkswagon AG	2,800	137,200
Wynn Macau, Ltd.	4,500	172,350

		1,745,872

Europe Market Indexes - 2.6%
iShares Europe ETF	3,000	137,700
iShares MSCI France ETF	4,100	114,390
iShares MSCI Germany ETF	1,900	55,765
iShares MSCI Germany Small-Cap ETF	1,150	44,896
iShares MSCI Italy Capped ETF	3,500	54,810
iShares MSCI Switzerland Capped ETF	1,350	43,484
Market Vectors Poland ETF	3,700	89,318
Vanguard FTSE Europe ETF	3,000	170,340

		710,703

Europe Mid Cap Stocks - 1.6%
Esprit Holdings Ltd.	40,000	148,400
NICE Systems Limited	2,350	92,073
NXP Semiconductors NV*	3,900	164,268
TNT Express NV	3,600	33,012

		437,753

Europe Small Cap Stocks - 0.2%
Aixtron SE*	4,400	62,920

Global Large Cap Stocks - 4.6%
AEGON N.V.	20,426	162,591
Bunge Ltd.	2,300	188,899
Credit Suisse Group AG	6,453	200,882
Fiat S.p.A.*	18,500	146,335
Invesco Holding Co. Ltd.	4,500	151,875
Schlumberger Ltd.	1,500	140,580

Teva Pharmaceutical Industries Ltd.	3,000	111,270
Weatherford International Ltd.*	9,800	161,112

		1,263,544

Global Mid Cap Stocks - 2.4%
Energy XXI (Bermuda) Ltd.	3,000	87,180
Everest Re Group Ltd.	1,000	153,740
Jazz Pharmaceuticals Plc*	2,000	181,480
Noble Corporation	3,000	113,100
White Mountains Insurance Group Ltd.	190	110,973

		646,473

Global Small Cap Stocks - 1.8%
Altisource Residential Corporation*	7,000	185,990
Bombardier, Inc.	6,200	28,585
MagnaChip Semoconductor Corporation*	7,300	136,437
Montpelier Re Holdings Ltd.	4,700	129,767

		480,779

International Market Indexes - 1.8%
iShares MSCI EAFE Value ETF	2,400	135,792
Schwab International Equity ETF	5,400	169,290
Vanguard FTSE All-World Ex-U.S. Index Fund	3,500	175,770

		480,852

International Mid Cap Stocks - 0.5%
Validus Holdings, Ltd.	3,200	126,336

International Small Cap Stocks - 0.4%
Ritchie Bros. Auctioneers, Inc.	5,000	99,000

Latin America Large Cap Stocks - 0.4%
Companhia de Bebidas das Americas	3,100	115,320

Latin America Market Indexes - 0.3%
iShares MSCI Brazil Capped ETF	1,500	75,225

Pacific/Asia Large Cap Stocks - 1.9%
Cheung Kong Holdings Limited	2,000	31,360
China Mobile Limited	2,100	109,242
ICICI Bank Limited	3,200	119,424
KB Financial Group, Inc.	3,000	116,430
Mitsubishi UFJ Financial Group, Inc.	22,000	140,800

		517,256

Pacific/Asia Market Indexes - 1.6%
iShares MSCI India ETF	2,000	48,680
iShares MSCI Indonesia ETF	2,000	51,360
iShares MSCI Philippines ETF	2,000	70,400
iShares MSCI South Korea Capped ETF	850	54,324
iShares MSCI Thailand Capped ETF	850	66,725
Market Vectors Indonesia Index ETF	2,500	60,050
Market Vectors Vietnam ETF	3,800	72,124

		423,663

Pacific/Asia Mid Cap Stocks - 0.5%
NetEase, Inc.	2,200	148,522

United Kingdom Large Cap Stocks - 2.0%
ARM Holdings plc	1,300	61,347
Barclays PLC	2,000	33,620
Delphi Automotive PLC*	3,400	194,480
KeyCorp	12,000	150,360
Unilever PLC	2,800	113,652

		553,459

United Kingdom Market Indexes - 0.2%
iShares MSCI United Kingdom Small-Cap ETF	1,100	43,615

United Kingdom Small Cap Stocks - 0.6%
WNS Holdings Ltd.*	7,900	177,671

U.S. Large Cap Stocks - 30.5%
Abbott Laboratories	1,500	54,825
AbbVie, Inc.	1,500	72,675
Activision Blizzard, Inc.	9,100	151,423
Alcoa, Inc.	11,000	101,970
Allstate Corporation	2,600	137,956
American International Group, Inc.	2,100	108,465
Ameriprise Financial, Inc.	1,350	135,728
Amgen, Inc.	1,200	139,200
Anadarko Petroleum Corporation	1,550	147,700
Apache Corporation	1,450	128,760
Applied Materials, Inc.	8,800	157,080
Baker Hughes, Inc.	2,100	121,989
Berkshire Hathaway, Inc. Class B*	1,200	138,095
Boeing Company	1,900	247,950
Broadcom Corporation	3,300	88,176
Chubb Corporation	1,400	128,912
Cisco Systems, Inc.	7,500	168,750
ConocoPhillips	2,000	146,600
Corning, Inc.	9,200	157,228
CSX Corporation	4,000	104,240
CVS Caremark Corporation	2,200	136,972
Devon Energy Corporation	1,800	113,796
Energy Transfer Partners, L.P.	1,036	54,877
FedEx Corporation	1,100	144,100
Franklin Resources, Inc.	2,400	129,263
Goldman Sachs Group, Inc.	950	152,817
Halliburton Company	2,100	111,363
Hershey Company	1,400	138,936
Home Depot, Inc.	1,800	140,202
International Business Machines, Inc.	500	89,605
International Paper Company	3,400	151,674
Johnson & Johnson	1,500	138,915
KBR, Inc.	3,300	113,982
Las Vegas Sands Corp.	2,600	182,572
Lorillard, Inc.	2,400	122,424
Marathon Oil Corporation	3,500	123,410
MasterCard, Inc.	250	179,275
MetLife, Inc.	3,300	156,123
National Oilwell Varco, Inc.	1,500	121,770
Noble Energy, Inc.	2,200	164,846
Nordstrom, Inc.	2,000	120,940
Occidental Petroleum Corporation	1,200	115,296
PepsiCo, Inc.	1,400	117,726
Phillips 66	2,550	164,297
Precision Castparts Corp.	600	152,070
Prudential Financial, Inc.	1,800	146,502
Scripps Networks Interactive, Inc.	1,700	136,850
Sigma-Aldrich Corporation	1,000	86,430
Spectra Energy Corp.	4,500	160,065
State Street Corporation	2,300	161,161
The ADT Corporation	2,300	99,751
Thermo Fisher Scientific, Inc.	1,900	185,782
Travelers Companies, Inc.	1,600	138,080
Twenty-First Century Class A	5,400	184,031

UnitedHealth Group, Inc.	1,400	95,564
United Technologies Corporation	1,200	127,500
Visa, Inc.	800	157,336
VMware, Inc.*	1,400	113,792
Wal-Mart Stores, Inc.	1,400	107,450
Walt Disney Company	2,000	137,180
Wells Fargo & Company	3,100	132,339
Wynn Resorts Limited	950	157,938

		8,302,724

U.S. Micro Cap Stocks - 3.8%
8 x 8, Inc.*	18,500	212,010
Graham Corporation	3,000	110,430
KMG Chemicals, Inc.	5,500	109,890
Measurement Specialties, Inc.*	3,500	195,055
Multi-Color Corporation	4,100	142,803
Orion Marine Group, Inc.*	10,400	130,000
Teche Holding Company	2,500	125,750

		1,025,938

U.S. Mid Cap Stocks - 23.3%
Albemarle Corporation	1,800	119,142
American Capital, Ltd.*	11,000	154,110
Atwood Oceanics, Inc.*	2,300	122,199
Babcock & Wilcox Company	6,000	193,260
Brinker International, Inc.	3,000	133,260
Brown & Brown, Inc.	4,000	127,720
Carlyle Group LP	4,200	129,864
Coca-Cola Enterprises, Inc.	3,600	150,228
Crown Holdings, Inc.*	2,650	115,540
D.R. Horton, Inc.	5,600	106,120
Eaton Vance Corp.	3,900	163,059
Energizer Holdings, Inc.	1,350	132,449
Federated Investors, Inc.	4,900	132,888
Flowserve Corporation	2,400	166,728
Forum Energy Technologies, Inc.*	3,500	102,410
Graco, Inc.	1,500	115,890
Hartford Financial Services Group, Inc.	5,900	198,830
Hasbro, Inc.	2,800	144,620
Helmerich & Payne, Inc.	2,100	162,855
Ingredion, Inc.	2,600	170,976
Jabil Circuit, Inc.	4,600	95,956
Kennametal, Inc.	3,000	138,000
Kirby Corporation*	2,000	176,980
Lam Research Corporation*	3,900	211,497
Lincoln National Corporation	4,700	213,427
Nationstar Mortgage Holdings, Inc.*	3,000	153,960
Nu Skin Enterprises, Inc.	2,300	268,939
Ocwen Financial Corporation*	2,700	151,821
Owens Corning, Inc.*	3,400	122,162
Principal Financial Group, Inc.	4,000	189,840
PVH Corp.	1,200	149,484
Reinsurance Group of America, Inc.	2,700	192,186
Silgan Holdings, Inc.	2,500	112,675
Stericycle, Inc.*	1,200	139,440
Tempur-Pedic International, Inc.*	2,500	95,875
Teradata Corp.*	2,100	92,547
Total System Services, Inc.	3,500	104,405
TRW Automotive Holdings Corp.*	2,400	180,264
Under Armour, Inc.*	2,300	186,645

URS Corporation	3,300	178,926
Valmont Industries, Inc.	700	98,350
Vulcan Materials Company	2,400	128,520
WABCO Holdings, Inc.*	1,300	111,384

		6,335,431

U.S. Small Cap Stocks - 9.0%
Alere, Inc.*	5,300	178,769
Community Bank System, Inc.	3,800	137,978
Electronics for Imaging, Inc.*	5,000	171,550
EMC Corporation*	5,600	134,792
G-III Apparel Group Ltd.*	3,200	181,504
Hill-Rom Holdings, Inc.	3,200	132,128
Kaman Corporation	3,800	141,284
Old Dominion Freight Line, Inc.*	3,200	150,080
PolyOne Corporation	5,000	151,500
Primerica, Inc.	3,900	167,505
Proofpoint, Inc.*	6,900	218,316
Regal-Beloit Corporation	450	32,999
Rosetta Resources, Inc.*	3,000	179,820
Standex International Corporation	2,100	129,171
ValueClick, Inc.*	8,000	153,680
Wendy’s Company	23,500	204,215

		2,465,291

Money Market Funds - 2.6%
Fidelity Institutional Money Market Portfolio	718,585	718,585

TOTAL INVESTMENTS - 100.1% (cost $19,950,306)		27,262,335
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.1%		(23,762)

Net Assets - 100.0%		$27,238,573

Cost for federal income tax purposes $19,950,306.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$7,527,056
Excess of tax cost over value	215,027

Net Appreciation	$7,312,029

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2013

(Unaudited)

	Shares	Value
Growth Funds - 34.6%
API Efficient Frontier Growth Fund*	976,249	$14,057,210

Income Funds - 30.7%
API Efficient Frontier Capital Income Fund	261,666	12,461,796

Value Funds - 33.4%
API Efficient Frontier Value Fund*	782,455	13,538,190

Money Market Funds - 1.3%
Fidelity Institutional Money Market Portfolio	175,520	509,611

TOTAL INVESTMENTS - 100.0% (cost $24,270,556)		40,566,807
LIABILITIES IN EXCESS OF OTHER ASSETS - Less Than 0.05%		(17,228)

Net Assets - 100.0%		$40,549,579

Cost for federal income tax purposes $24,623,082.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$15,944,660
Excess of tax cost over value	935

Net Appreciation	$15,943,725

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2013, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$796,758	$—	$—	$796,758
Common Stocks	26,468,746	—	—	26,468,746
Exchange Traded Funds	2,010,196	—	—	2,010,196
Limited Partnerships	523,346	—	—	523,346
Money Market Funds	955,506	—	—	955,506
Real Estate Investment Trusts	2,226,121	—	—	2,226,121
Structures Notes	—	509,250	—	509,250

Total	$32,980,673	$509,250	$—	$33,489,923

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$54,519,703	$—	$—	$54,519,703
Exchange Traded Funds	4,587,618	—	—	4,587,618
Money Market Funds	1,141,537	—	—	1,141,537

Total	$60,248,858	$—	$—	$60,248,858

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$169,307,141	$—	$—	$169,307,141
Common Stocks	101,204,691	—	—	101,204,691
Corporate Bonds	—	124,328,947	—	124,328,947
Exchange Traded Funds	75,414,796	—	—	75,414,796
Limited Partnerships	12,020,547	—	—	12,020,547
Money Market Funds	9,559,343	—	—	9,559,343
Preferred Stocks	57,633,782	—	—	57,633,782
Real Estate Investment Trusts	45,556,078	—	—	45,556,078
Structured Notes	—	66,818,781	—	66,818,781

Total	$470,696,378	$191,147,728	$—	$661,844,106

Core Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,953,718	$—	$5,953,718
Exchange Traded Funds	4,949,163	—	—	4,949,163
Money Market Funds	844,720	—	—	844,720
Preferred Stocks	4,883,398	—	—	4,883,398
Structured Notes	—	1,636,906	—	1,636,906

Total	$10,677,281	$7,590,624	$—	$18,267,905

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$24,319,548	$—	$—	$24,319,548
Exchange Traded Funds	2,039,461	—	—	2,039,461
Limited Partnerships	184,741	—	—	184,741
Money Market Funds	718,585	—	—	718,585

Total	$27,262,335	$—	$—	$27,262,335

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$40,566,807	$—	$—	$40,566,807

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 19, 2013

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: December 19, 2013